Annual Total Returns - FidelitySeriesOverseasFund-PRO - FidelitySeriesOverseasFund-PRO - Fidelity Series Overseas Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 21, 2019
Fidelity Series Overseas Fund
Bar Chart Table:
Annual Return 2020	16.37%
Annual Return 2021	19.59%
Annual Return 2022	(23.26%)